ASSETS HELD FOR SALE AND INVENTORIES, NET - Assets held for sale (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	$ 159,451	$ 95,417
Investments held for sale	0	0
Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	20,835	23,886
Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	132,265	68,507
Banking El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	3,091	1,559
Banking Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	3,260	1,465
Machinery and equipment
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	11,702	9,918
Machinery and equipment | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	9,238	5,090
Machinery and equipment | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	2,464	4,828
Real estate for residential purposes
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	117,476	63,283
Real estate for residential purposes | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	6,191	7,928
Real estate for residential purposes | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	104,934	52,331
Real estate for residential purposes | Banking El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	3,091	1,559
Real estate for residential purposes | Banking Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	3,260	1,465
Real estate different from residential properties
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	30,273	22,216
Real estate different from residential properties | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	5,406	10,868
Real estate different from residential properties | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	24,867	11,348
Gross carrying amount
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	162,741	98,200
Gross carrying amount | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	21,438	24,305
Gross carrying amount | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	134,095	70,399
Gross carrying amount | Banking El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	3,148	1,616
Gross carrying amount | Banking Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	4,060	1,880
Gross carrying amount | Machinery and equipment
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	11,773	10,030
Gross carrying amount | Machinery and equipment | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	9,300	5,160
Gross carrying amount | Machinery and equipment | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	2,473	4,870
Gross carrying amount | Real estate for residential purposes
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	120,041	65,644
Gross carrying amount | Real estate for residential purposes | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	6,191	7,967
Gross carrying amount | Real estate for residential purposes | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	106,642	54,181
Gross carrying amount | Real estate for residential purposes | Banking El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	3,148	1,616
Gross carrying amount | Real estate for residential purposes | Banking Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	4,060	1,880
Gross carrying amount | Real estate different from residential properties
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	30,927	22,526
Gross carrying amount | Real estate different from residential properties | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	5,947	11,178
Gross carrying amount | Real estate different from residential properties | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	24,980	11,348
Impairment
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(3,290)	(2,783)
Impairment | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(603)	(419)
Impairment | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(1,830)	(1,892)
Impairment | Banking El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(57)	(57)
Impairment | Banking Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(800)	(415)
Impairment | Machinery and equipment
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(71)	(112)
Impairment | Machinery and equipment | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(62)	(70)
Impairment | Machinery and equipment | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(9)	(42)
Impairment | Real estate for residential purposes
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(2,565)	(2,361)
Impairment | Real estate for residential purposes | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale		(39)
Impairment | Real estate for residential purposes | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(1,708)	(1,850)
Impairment | Real estate for residential purposes | Banking El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(57)	(57)
Impairment | Real estate for residential purposes | Banking Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(800)	(415)
Impairment | Real estate different from residential properties
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(654)	(310)
Impairment | Real estate different from residential properties | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(541)	$ (310)
Impairment | Real estate different from residential properties | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	$ (113)